Segment Information (Details) - Schedule of financial information by segment - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	$ 2,660	$ 4,208	$ 14,278	$ 21,147
Gross profit	1,418	2,971	9,346	14,823
Direct expenses	24,616	21,212	84,043	87,842
Segment contribution	(23,198)	(18,241)	(74,697)	(73,019)
Indirect expenses	21,197	2,755	77,228	191,110
Loss from operations	(44,395)	(20,996)	(151,925)	(264,129)
(a) Components of other
Change in fair value of contingent consideration liability	20,656	1,725	(55,566)	68,867
Total other	(27)	(103)	4,096	(333)
Cell Therapy [Member]
Segment Reporting Information [Line Items]
Net sales
Gross profit
Direct expenses	16,287	11,696	51,470	45,789
Segment contribution	(16,287)	(11,696)	(51,470)	(45,789)
Bio Banking [Member]
Segment Reporting Information [Line Items]
Net sales	1,264	1,415	5,556	5,790
Gross profit	540	1,034	3,262	3,815
Direct expenses	252	500	1,653	2,582
Segment contribution	288	534	1,609	1,233
Degenerative Disease [Member]
Segment Reporting Information [Line Items]
Net sales	1,396	2,793	8,722	15,357
Gross profit	878	1,937	6,084	11,008
Direct expenses	2,014	3,675	10,348	17,081
Segment contribution	(1,136)	(1,738)	(4,264)	(6,073)
Other [Member]
Segment Reporting Information [Line Items]
Net sales
Gross profit
Direct expenses	6,063	5,341	20,573	22,390
Segment contribution	(6,063)	(5,341)	(20,573)	(22,390)
Indirect expenses	21,197	2,755	77,228	191,110
(a) Components of other
Change in fair value of contingent consideration liability	20,656	1,725	(55,566)	68,867
Amortization	541	1,030	3,394	4,143
Total other	$ 21,197	$ 2,755	$ 77,228	$ 191,110